Close-down and restoration provisions - Undiscounted close-down and environmental restoration obligation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	$ 23,372	$ 20,433
Impact of discounting	(6,222)	(4,674)
Total closure obligation	17,150	15,759
Australia
Disclosure of other provisions [Line Items]
Total closure obligation	9,187	7,983
USA
Disclosure of other provisions [Line Items]
Total closure obligation	4,682	4,680
Canada
Disclosure of other provisions [Line Items]
Total closure obligation	1,722	1,730
Other countries
Disclosure of other provisions [Line Items]
Total closure obligation	1,559	1,366
Decommissioning, decontamination and demolition
Disclosure of other provisions [Line Items]
Total closure obligation	3,591	3,386
Closure and rehabilitation earthworks
Disclosure of other provisions [Line Items]
Total closure obligation	4,609	4,760
Long-term water management costs
Disclosure of other provisions [Line Items]
Total closure obligation	1,236	1,092
Post closure monitoring and maintenance
Disclosure of other provisions [Line Items]
Total closure obligation	1,806	1,846
Indirect costs, owners' costs and contingency
Disclosure of other provisions [Line Items]
Total closure obligation	5,908	4,675
Operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	12,021	11,598
Non-operating sites
Disclosure of other provisions [Line Items]
Total closure obligation	5,129	4,161
Due within 1 year
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	1,523	1,142
Between 1 and 3 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	2,365	1,986
Between 3 and 5 years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	2,005	1,426
Later than five years
Disclosure of other provisions [Line Items]
Undiscounted close-down and environmental restoration obligations	$ 17,479	$ 15,879